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                LORD ABBETT MUNICIPAL INCOME FUND, INC.
                         90 HUDSON STREET
                JERSEY CITY, NEW JERSEY 07302-3973



                                                     February 3, 2006



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549


Re:  Lord Abbett Municipal Income Fund, Inc.
     1933 Act File No. 002-88912
     1940 Act File No. 811-03942

Ladies/Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, please be advised that there are no changes to the Prospectus contained in Post-Effective No. 38 to the above-referenced Registrant's Statement on Form N-1A filed pursuant to Rule 485 (b) with the Securities and Exchange Commission on January 31, 2006.

Please contact the undersigned at (201) 395-2926 if you have any questions or comments.



                                    Very truly yours,
                                    /s/ Natalina DePina
                                    -------------------
                                    Natalina DePina
                                    Paralegal
                                    Lord, Abbett & Co. LLC